Stock Options (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2013
Stock Options [Abstract]
Schedule of the performance based stock options have been earned
Number of Stock Options
Outstanding at June 30, 2013	100,000
Granted	250,000
Exercised	-
Expired	-
Outstanding at December 31, 2013	350,000
Exercisable at December 31, 2013	83,243

Number of Shares
Outstanding at June 30, 2012	-
Exercisable at June 30, 2012	-
Granted	7,000
Excercised	-
Expired	-
Outstanding at June 30, 2013	7,000
Exercisable at June 30, 2013	7,000

Schedule of options outstanding
Exercise Price	Total Options Outstanding	Weighted Average Remaining Life (Years)	Total Weighted Average Exercise Price	Options Exercisable	Weighted Average Exercise Price
$1.30 to $2.50	350,000	5.162	$2.09	83,243	$1.88

Exercise Price	Total Options Outstanding	Weighted Average Remaining Life (Years)	Total Weighted Average Exercise Price	Options Exercisable	Weighted Average Exercise Price
$2.50	7,000	3	$2.50	7,000	$2.50